Consolidated Statements of Changes in Shareholders’ Deficit - USD ($) $ in Thousands		Share capital	Share premium/other reserves	Shareholders’ surplus/(deficit)	Total
Balance at Dec. 31, 2022		$ 1		$ (18,745)	$ (18,744)
Total comprehensive income for the period				3,627	3,627
Share-based payment				(3,231)	(3,231)
Dividend				(10,000)	(10,000)
Balance at Dec. 31, 2023		1		(28,349)	(28,348)
Total comprehensive income for the period				3,588	3,588
Share-based payment				2,834	2,834
Dividend				(9,000)	(9,000)
Balance at Dec. 31, 2024		1		(30,927)	(30,926)
Total comprehensive income for the period				101,180	101,180
Impact of reverse capitalization		4	(4)
Issuance of shares to HCVI shares upon reverse capitalization			(7,002)		(7,002)
Issue of shares for promissory note	[1]		600		600
Earnout liability			(168,720)		(168,720)
Listing expense			65,381		65,381
Share-based payment				212	212
Balance at Dec. 31, 2025		$ 5	$ (109,745)	$ 70,465	$ (39,275)

[1]	Refer to note 26 which describes that 406,754 shares were issued with a share capital value of $41. This is not reflected above due to rounding.